Other Assets - Summary of Other Assets (Parenthetical) (Details) - Aza finance [member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Maturity date	September 30, 2025
Exercisable period of call option	The call option may be exercised until the date which is 10 business days after the repayment of the credit facility in full.
Working Capital Facility
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Interest rate		15.00%	7.00%
Total principal outstanding credit facility balance	$ 22,500
Accrued interest	$ 1,099